SUPPLEMENT DATED NOVEMBER 13, 2023
TO THE NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY III PROSPECTUS
DATED MAY 1, 2023
INVESTING IN
NYLIAC Variable Annuity Separate Account – III
NYLIAC Variable Annuity Separate Account - IV
This supplement revises and, to the extent inconsistent therewith, replaces information contained in the prospectus (the “Prospectus”) for the variable annuity policies offered through the separate accounts listed above. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.
The purpose of this supplement is to note that certain changes will be made to the Surrender Charges schedule for policies issued in New York with an application signed on or after November 13, 2023 (the “Effective Date”). To reflect this change, as of November 13, 2023
:

1.	The definition of “Surrender Charge Period” in the “DEFINITIONS” section is deleted and replaced in its entirety with the following:
Surrender Charge Period
– the period of time during which a partial withdrawal or surrender could be subject to a surrender charge.

2.
The description of “Charges for Early Withdrawal” in the “Fees and Expenses” subsection of the “IMPORTANT
INFORMATION
YOU SHOULD CONSIDER ABOUT THE POLICY” section is deleted in its entirety and replaced with the following:

FEES AND EXPENSES	LOCATION IN PROSPECTUS

Charges for Early Withdrawal
In most jurisdictions,* if you withdraw more than the Surrender Charge Free Amount within the first nine Policy Years, you will be assessed a surrender charge. The maximum surrender charge is 7% of the amount withdrawn during the first three Policy Years, declining to 0% over that nine-year period. For example, if you make an early withdrawal within the first three Policy Years, you could pay a surrender charge of up to $7,000 on a $100,000 investment.

*
Policies issued in New York are subject to a different surrender charge schedule. See APPENDIX 3 – State Variations for details.

CHARGES AND DEDUCTIONS – Transaction Expenses –Surrender Charges

3.	The following sentence is added to the end of the description of Surrender Charges in the “Transaction Expenses” subsection of the “TABLE OF FEES AND EXPENSES” section of your P rospectus:
For the surrender charge schedule applicable for policies issued in New York with an application signed on or after November 13, 2023, see APPENDIX 3 – State Variations.

4.	The second sentence in the description of Liquidity Risk in the PRINCIPAL RISKS section of your P rospectus is deleted and replaced with the following:
Surrender charges apply for up to the first nine Policy Years.

5.
In the “How the Standard Death Benefit is Calculated” subsection of the DESCRIPTION OF BENEFITS section, the following parenthetical is added to item (c) which sets forth the
Step-Up
Death Benefit as follows:

c) The
Step-Up
Death Benefit (in most jurisdictions, the
Step-up
Death Benefit would be the Accumulation Value as of the ninth Policy Anniversary; in New York, for policies with an application signed on or after November 13, 2023, the
Step-up
Death Benefit would be the Accumulation Value as of the seventh Policy Anniversary)
=$225,000

6.
The third paragraph of the
Surrender Charges
description under the “Transaction Expenses” subsection in the “CHARGES and
DEDUCTIONS
” section of your
P
rospectus describing the amount of surrender charges is deleted in its entirety and replaced with the following:

In most jurisdictions, the surrender charge is 7% of the amounts withdrawn or surrendered during the first three Policy Years. The percentage of the charge declines 1% for each additional Policy Year, until the ninth Policy Year, after which no surrender charge is made, as shown in the following chart:
Amount of Surrender Charge

Policy Year	Surrender Charge
1	7%
2	7%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
10+	0%
The duration of the surrender charge schedule is based solely on the Policy Date. Additional premium payments do not begin their own surrender charge schedules. For the surrender charge schedule applicable for policies issued in New York with an application signed on or after November 13, 2023, see APPENDIX 3 – State Variations.

7.	The below state variation for New York is added to APPENDIX 3 – State Variations of your Prospectus :
State Variations

State	Features/Benefits	State Variation
New York	Surrender Charges – for policies with an application signed on or after November 13, 2023	Policy Year	Surrender Charge
		1	8%
		2	8%
		3	7%
		4	6%
		5	5%
		6	4%
		7	3%
		8+	0%
The other sections of your Prospectus remain unchanged.

New York Life Insurance and Annuity Corporation (a Delaware Corporation)
51 Madison Avenue, New York, New York 10010